Financing Arrangements - Summary of Debt Outstanding (Details) (10-K) (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt due date		January 2016 to January of 2017
Convertible Term Loan, Due December 2016, Interest at 10% [Member]
Debt due date	December 2016	December 2016	December 2016
Debt interest rate	10.00%	10.00%	10.00%
Series Subordinated Note, Due January 2016, Interest at 12% [Member]
Debt due date	January 2016	January 2016	January 2016
Debt interest rate	12.00%	12.00%	12.00%
Notes Payable, due October 2016, interest between 8.25% and 12% [Member]
Debt due date	October 2016	January 2016	January 2016
Proceeds from private placements		$ 10,000,000	$ 10,000,000
Notes Payable, due October 2016, interest between 8.25% and 12% [Member] | Maximum [Member]
Debt interest rate	12.00%	12.00%	12.00%
Notes Payable, due October 2016, interest between 8.25% and 12% [Member] | Minimum [Member]
Debt interest rate	8.25%	8.25%	8.25%
Note Payable, Due August 2021, Interest at 0% [Member]
Debt due date	August 2021	August 2021	August 2021
Debt interest rate	0.00%	0.00%	0.00%